Income Tax (Tables)	12 Months Ended
Sep. 30, 2023
Income Tax [Abstract]
Schedule of Effective Income Tax Rate	The following table presents a reconciliation of the differences between the statutory income tax rate and the Predecessor and Successor’s effective income tax rate for the years ended September 30, 2021, 2022 and 2023:
	(Predecessor)			(Successor)
	For the year ended September 30, 2021	For the year ended September 30, 2022	From October 1, 2022 to October 11, 2022	From October 12, 2022 to September 30, 2023
	HK	$HK	$HK	$HK$
Income tax computed at statutory tax rate	16.5%	16.5%	16.5%	16.5%
Effect of preferential tax rates	(8.25)%	(8.25)%	(8.25)%	(8.25)%
Effect of non-deductible expense	(9.93)%	(5.17)%	—	—
Change in valuation allowance	(0.89)%	(5.91)%	(8.25)%	(4.19)%
Effective Income tax rate	(2.57)%	(2.83)%	—	4.06%

Schedule of Deferred Tax Balances	The tax effects of temporary differences that give rise to the deferred tax balances as of September 30, 2021, 2022 and 2023 are as follows:
	(Predecessor)			(Successor)
	For the year ended September 30, 2021	For the year ended September 30, 2022	From October 1, 2022 to October 11, 2022	From October 12, 2022 to September 30, 2023
	HK$	HK$	HK$	HK$	US$
Deferred tax assets:
Net operating losses carried forward	38,590	386,510	—	1,011,490	129,168
Valuation allowance	(38,590)	(386,510)	—	(1,011,490)	(129,168)
Deferred tax assets, net	—	—	—	—	—

Deferred tax liabilities:	—	—	—	—	—
Identifiable intangible assets	—	—	—	844,274	107,815
Deferred tax liabilities, net	—	—	—	844,274	107,815